SCHEDULE OF NET INCOME (LOSS) PER SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Nature Of Operations
Net income (loss) attributable to common stockholders	$ 931,600	$ (431,100)	$ (618,200)	$ (1,183,100)	$ (3,532,800)	$ 235,600
Effect of dilutive securities:
Diluted net income (loss)	$ 931,600	$ (431,100)	$ (618,200)	$ (1,183,100)	$ (3,532,800)	$ 235,600
Weighted average common shares outstanding - basic	14,890,094	3,513,517	14,071,373	3,513,517	4,214,418	3,513,517
Options	19,778
Warrants	142,653
Weighted average common shares outstanding and assumed conversion – diluted	15,052,525	3,513,517	14,071,373	3,513,517	4,214,418	3,513,517
Basic net income (loss) per common share	$ 0.06	$ (0.12)	$ (0.04)	$ (0.34)	$ (0.84)	$ 0.07
Diluted net income (loss) per common share	$ 0.06	$ (0.12)	$ (0.04)	$ (0.34)	$ (0.84)	$ 0.07
(a) - Anti-dilutive securities excluded:	10,570,115	152,032	10,777,506	152,032	241,609	139,742